Business Combinations (Acquisition Completed in 2010 - Purchase Price Allocation) (Details) In Thousands, unless otherwise specified		1 Months Ended			1 Months Ended						0 Months Ended					0 Months Ended
	Dec. 31, 2009 Goldcool [Member] CNY	Jan. 31, 2010 Goldcool [Member] Trademarks [Member]	Dec. 31, 2009 Goldcool [Member] Trademarks [Member] CNY	Dec. 31, 2009 Goldcool [Member] Software Technology [Member] CNY	Jan. 31, 2010 Goldcool [Member] Software Technology [Member] Maximum [Member]	Jan. 31, 2010 Goldcool [Member] Software Technology [Member] Minimum [Member]	Jan. 31, 2010 Goldcool [Member] Customer Databases [Member]	Dec. 31, 2009 Goldcool [Member] Customer Databases [Member] CNY	Jan. 15, 2010 Mochi [Member] USD ($)	Jan. 15, 2010 Mochi [Member] CNY	Jan. 15, 2010 Mochi [Member] Trademarks [Member] CNY	Jan. 15, 2010 Mochi [Member] Software Technology [Member] CNY	Sep. 01, 2010 Eyedentity [Member] USD ($)	Sep. 01, 2010 Eyedentity [Member] CNY	Sep. 01, 2010 Eyedentity [Member] Software Technology [Member] CNY	Sep. 01, 2010 Eyedentity [Member] Software Technology [Member] Maximum [Member]	Sep. 01, 2010 Eyedentity [Member] Software Technology [Member] Minimum [Member]	Sep. 01, 2010 Eyedentity [Member] Non-compete Agreements [Member] CNY
Business Acquisition [Line Items]
Cash	26,730									35,193				25,600
Other assets	14,817									17,470				55,752
Identifiable intangible assets			9,410	41,560				6,370			218,442	184,310			356,189			13,621
Identifiable intangible assets, Amortization Period		20 years			6 years	3 years	5 years				20 years	7 years				10 years	6 years	3 years
Purchased in-progress research and development	23,870													89,218
Deferred tax liabilities	(17,084)									(161,101)				(102,693)
Goodwill	25,077									163,617				123,425
Current liabilities	(10,750)									(15,220)				(40,313)
Long term liabilities										(4,118)
Purchase price	120,000								$ 64,300	438,593			$ 76,500	520,799